Shareholder Fees {- Fidelity Series High Income Fund}	Jun. 29, 2021 USD ($)
04.30 Fidelity Series High Income Fund Series PRO-08 | Fidelity Series High Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none